Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015	Apr. 29, 2017	Apr. 30, 2016
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount				$ 25,493	$ 25,410
Unamortizable intangible assets	$ 309,294	$ 313,134	$ 313,134	309,294	309,294
Accumulated Amortization				(24,582)	(23,800)
Total amortizable and unamortizable, intangible assets				310,205	310,904
Total				911	1,610
Beginning Balance	309,294	313,134
Impairment	0	(3,840)	0
Ending Balance	309,294	309,294	313,134
Trade name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400	293,400	293,400	293,400
Beginning Balance	293,400	293,400
Ending Balance	293,400	293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	15,894	19,734	19,734	15,894	15,894
Beginning Balance	15,894	19,734
Impairment	(3,840)	(3,840)
Ending Balance	$ 15,894	$ 15,894	$ 19,734
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount				10,710	10,710
Accumulated Amortization				(9,997)	(9,589)
Total				713	1,121
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Distribution contracts
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Gross Carrying Amount				8,325	8,325
Accumulated Amortization				(8,201)	(7,905)
Total				124	420
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount				6,458	6,375
Accumulated Amortization				(6,384)	(6,306)
Total				$ 74	$ 69
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years